Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term receivables from customers	$ 116	$ 102
Current portion of minimum lease payments from finance lease agreements	27	25
Current portion of long-term financial investments measured at FVPL	7	0
Prepaid expenses	112	107
VAT receivables	62	99
Other receivables, security deposits and current assets	101	77
Derivative financial instruments	2	8
Total other current assets	$ 427	$ 418